Basis of Presentation and General Information (Details Narrative)	3 Months Ended	7 Months Ended	12 Months Ended
	Apr. 09, 2024 USD ($) shares	Aug. 01, 2024 shares	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Date of incorporation			December 13, 2006
Number of vessels owned			136
Number of vessels chartered			7
Vessels and vessel improvements				$ 1,157,000,000
Vessels held for sale				29,254,000
Inventories				25,783,000
Advances for BWTS and other assets				1,252,000
Excess of net asset value acquired over consideration transferred				$ 140,213,000
Concentration risk				0	0
Charterer A [Member] | Revenues [Member] | Voyage Revenues [Member]
Concentration Risk, Percentage			12.00%
Eagle Merger Agreement [Member]
Fixed exchange ratio | shares	2.6211
Issuance of common stock for Eagle Mergeer, shares | shares	28,082,319
Exchanged stock issued | shares | shares	1,341,584
Eagle loaned shares | shares | shares	511,840
Exchanged stock cancelled | shares | shares		1,341,584
Stock Issued During Period, Shares, Conversion of Convetible Securities | shares | shares		5,971,284
Total value of vessels acquired	$ 1,213,289
Number of vessels acquired	52
Number of vessels held for sale	2
Vessels and vessel improvements	$ 1,157,000,000
Vessels held for sale	29,254,000
Inventories	25,783,000
Advances for BWTS and other assets	1,252,000
Vessels Adjusted down amount	129,664,000
Excess of net asset value acquired over consideration transferred	140,213,000
Asset Acquisition, Consideration Transferred, Transaction Cost	10,549,000
Convertible Debt, Fair Value Disclosures	138,680,000
Debt Instrument, Convertible, If-converted Value in Excess of Principal	69,311,000
Debt Instrument, Face Amount	$ 69,369,000
Combined carrying capacity [Member]
Vessel capacity DWT			13,700,000
Average age of vessels			12.7
Eight Kamsarmax newbuilding Vessels [Member]
Vessel capacity DWT			82,000
Expected Delivery Date			April 2026 and September 2026
Minimum [Member]
Vessel capacity DWT			55,569
Maximum [Member]
Vessel capacity DWT			209,537